Note 9 - Other Investments (Details Textual) - Equity investments [member] - Level 3 of fair value hierarchy [member] - Alsym Energy Inc [member] $ in Thousands	Aug. 12, 2024 CAD ($) shares
Statement Line Items [Line Items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares) | shares	764,993
Purchase of investments other than investments accounted for using equity method | $	$ 2,063